Accounting policies - Schedule of Impact of Adjustments on Key Income Statement Items (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [line items]
General and administrative costs		£ 452.8	£ 3,528.6	[1]
Operating profit/(loss)		483.6	(2,750.6)	[1]
Loss before interest and taxation		523.6	(2,802.5)	[1]
Loss before taxation		394.4	(3,177.2)	[1]
Loss for the period from continuing operations		287.3	(3,188.1)	[1]
(Loss)/Profit for the period		287.3	(3,185.0)	[1]
Profit (Loss) for the period attributable to equity holders of the parent		£ 252.7	£ (3,209.2)	[1]
Weighted average shares used in basic EPS calculation		1,211.9	1,224.7
Basic earnings (loss) per share from continuing operations		£ 0.209	£ (2.620)	[1]
As Previously Reported [member]
Disclosure of reclassifications or changes in presentation [line items]
General and administrative costs	[2]		£ 3,195.3
Operating profit/(loss)	[2]		(2,417.3)
Loss before interest and taxation	[2]		(2,469.2)
Loss before taxation	[2]		(2,843.9)
Loss for the period from continuing operations	[2]		(2,867.9)
(Loss)/Profit for the period	[2]		(2,864.8)
Profit (Loss) for the period attributable to equity holders of the parent	[2]		£ (2,889.0)
Weighted average shares used in basic EPS calculation	[2]		1,224.7
Basic earnings (loss) per share from continuing operations	[2]		£ (2.359)
Adjusted [member]
Disclosure of reclassifications or changes in presentation [line items]
General and administrative costs			£ 3,528.6
Operating profit/(loss)			(2,750.6)
Loss before interest and taxation			(2,802.5)
Loss before taxation			(3,177.2)
Loss for the period from continuing operations			(3,188.1)
(Loss)/Profit for the period			(3,185.0)
Profit (Loss) for the period attributable to equity holders of the parent			£ (3,209.2)
Weighted average shares used in basic EPS calculation			1,224.7
Basic earnings (loss) per share from continuing operations			£ (2.620)

[1]	Figures have been restated as described in the accounting policies.
[2]	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.